Financial Risk Management Objective and Policies (Details) - Schedule of undiscounted financial liabilities, based on contractual payment dates - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Risk Management Objective and Policies (Details) - Schedule of undiscounted financial liabilities, based on contractual payment dates [Line Items]
Bank overdrafts	$ 3,756	$ 17,432
Lease liability	357,044	240,200
Trade and other payables	26,522,239	15,892,129
Total	26,883,039	16,149,761
On Demand [Member]
Financial Risk Management Objective and Policies (Details) - Schedule of undiscounted financial liabilities, based on contractual payment dates [Line Items]
Bank overdrafts	3,756	17,432
Lease liability
Trade and other payables
Total	3,756	17,432
Later than two months and not later than three months [member]
Financial Risk Management Objective and Policies (Details) - Schedule of undiscounted financial liabilities, based on contractual payment dates [Line Items]
Bank overdrafts
Lease liability
Trade and other payables	12,311,919	6,075,269
Total	12,311,919	6,075,269
Later than three months and not later than one year [member]
Financial Risk Management Objective and Policies (Details) - Schedule of undiscounted financial liabilities, based on contractual payment dates [Line Items]
Bank overdrafts
Lease liability	188,245	104,233
Trade and other payables	14,210,320	9,816,860
Total	14,398,565	9,921,093
Later than one year and not later than five years [member]
Financial Risk Management Objective and Policies (Details) - Schedule of undiscounted financial liabilities, based on contractual payment dates [Line Items]
Bank overdrafts
Lease liability	168,799	135,967
Trade and other payables
Total	$ 168,799	$ 135,967